Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Segments	Mar. 31, 2021 USD ($) Segments	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	7	7
Revenue	₨ 868,630	$ 11,876	₨ 835,446	₨ 909,012
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue	₨ 104,164	$ 1,424
Other Customers [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%	10.00%
Power segment [member]
Disclosure of operating segments [line items]
Revenue	₨ 53,752		58,599	64,559
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue				678
Power segment [member] | Elimination of intersegment amounts [member] | At cost [member]
Disclosure of operating segments [line items]
Revenue	₨ 0	$ 0	₨ 0	₨ 670